Income Tax - Summary of Movements in Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Taxes [Line Items]
At January 1	$ 824	$ 1,152
Credited / (charged) to profit & loss	1,034	(328)
At December 31	1,858	824
Accrued Receivables
Disclosure Of Income Taxes [Line Items]
At January 1	353	946
Credited / (charged) to profit & loss	442	(593)
At December 31	795	353
Other
Disclosure Of Income Taxes [Line Items]
At January 1	471	206
Credited / (charged) to profit & loss	592	265
At December 31	$ 1,063	$ 471